(LOSSES)/GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
(Losses)/gains on derivative instruments and other financial items, net

10.	(LOSSES)/GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET
(Losses)/gains on derivative instruments, net is comprised of the following:

	Year Ended December 31,
(in thousands of $)	2023	2022	2021
Unrealized MTM adjustment for interest rate swap (“IRS”) derivatives	(15,583)	72,269	27,016
Net interest income/(expense) on undesignated IRS derivatives	8,356	(772)	(2,908)
Foreign exchange gain on terminated undesignated foreign exchange swaps	—	—	240
(Losses)/gains on derivative instruments, net	(7,227)	71,497	24,348

Other financial items, net is comprised of the following:

	Year Ended December 31,
(in thousands of $)	2023	2022	2021
Financing arrangement fees and other related costs (1)	(1,667)	(9,340)	(1,201)
Amortization of debt guarantees	2,019	2,657	2,569
Foreign exchange (loss)/gain on operations	(941)	1,598	(384)
Other	(311)	(295)	(291)
Other financials items, net	(900)	(5,380)	693
(1) Financing arrangement fees and other related costs for the year ended December 31, 2022 is mainly comprised of (i) $4.9 million write-off of deferred financing fees and expenses in relation to an undrawn corporate bilateral facility, the availability of which expired in June 2022; (ii) $2.3 million loss on partial repurchase of our $300.0 million senior unsecured bonds (“Unsecured Bonds”) in December 2022 (note 21); and (iii) $1.4 million commitment fees paid in relation to the undrawn portion of the Corporate RCF, which was canceled in November 2022 (note 21).